Bank Loans (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Bank Loans [Abstract]
Outstanding banking loans	$ 4,404,704	¥ 30,000,000		¥ 30,000,000
Bank borrowings received	3,670,587	25,000,000	¥ 25,000,000
Repaid amount of banking borrowings	$ 3,670,587	¥ 25,000,000